Offsetting of financial assets and financial liabilities	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Offsetting of financial assets and financial liabilities
16.	Offsetting of financial assets and financial liabilities
Tables below show the gross amounts of financial assets and liabilities, amounts offset, and net amounts presented in the consolidated statements of financial position, as well as the financial assets and liabilities that are subject to enforceable master netting agreements or similar agreements, as of April 1, 2020, March 31, 2021 and 2022.

	Yen in millions
	April 1, 2020
	Gross amounts recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset in the consolidated statements of financial position
				Financial instruments	Cash collateral	Net amounts
Derivative assets *1	38,281	—	38,281	12,614	20,545	5,122
Trade receivables	15,833	3,497	12,336	6,743	—	5,593

Total assets	54,114	3,497	50,617	19,357	20,545	10,715

Derivative liabilities *1	31,896	—	31,896	7,086	23,873	937
Trade payables	30,749	3,497	27,252	6,743	—	20,509
Short-term borrowings *2	567,194	—	567,194	564,874	—	2,320

Total liabilities	629,839	3,497	626,342	578,703	23,873	23,766

	Yen in millions
	March 31, 2021
	Gross amounts recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Gross amounts not offset in the consolidated statements of financial position
				Financial instruments	Cash collateral	Net amounts
Derivative assets *1	15,159	—	15,159	10,666	2,008	2,485
Trade receivables	9,944	2,704	7,240	—	—	7,240

Total assets	25,103	2,704	22,399	10,666	2,008	9,725

Derivative liabilities *1	38,966	—	38,966	11,052	16,225	11,689
Trade payables	27,003	2,704	24,299	—	—	24,299
Short-term borrowings *2	917,792	—	917,792	911,881	—	5,911

Total liabilities	983,761	2,704	981,057	922,933	16,225	41,899

	Yen in millions
	March 31, 2022
	Gross amounts recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Gross amounts not offset in the consolidated statements of financial position
				Financial instruments	Cash collateral	Net amounts
Derivative assets *1	37,847	—	37,847	24,504	10,782	2,561
Trade receivables	30,370	26,739	3,631	—	—	3,631

Total assets	68,217	26,739	41,478	24,504	10,782	6,192

Derivative liabilities *1	72,004	—	72,004	33,514	29,530	8,960
Trade payables	60,056	26,739	33,317	—	—	33,317
Short-term borrowings *2	1,272,040	—	1,272,040	1,269,188	—	2,852

Total liabilities	1,404,100	26,739	1,377,361	1,302,702	29,530	45,129

*1
Certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts.
Master
netting
agreements create
a right of set off, but the master netting agreements do not automatically provide for such
set off.

*2	Short-term borrowings relate to repurchase agreements.